FINANCE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2011
Finance and Other Receivables

Finance and other receivables include the following:

At December 31,	2011	2010
Loans	$3,114.8	$2,713.9
Retail direct financing leases	2,187.8	2,005.0
Sales-type finance leases	795.8	703.6
Dealer wholesale financing	1,517.1	983.4
Interest and other receivables	111.0	109.3
Unearned interest: Finance leases	(327.8)	(299.3)

	7,398.7	6,215.9

Less allowance for losses:
Loans, leases and other	(127.3)	(137.5)
Dealer wholesale financing	(11.7)	(7.5)

	$7,259.7	$6,070.9

Annual Minimum Payments Due on Finance Receivables

Annual minimum payments due on finance receivables are as follows:

	LOANS	FINANCE LEASES

2012	$1,108.9	$908.7
2013	800.1	685.4
2014	574.5	511.5
2015	394.8	352.6
2016	208.8	219.3
Thereafter	27.7	96.7

	$3,114.8	$2,774.2

Allowance for Credit Losses

The allowance for credit losses is summarized as follows:

	2011
	WHOLESALE	RETAIL	TOTAL
Balance at January 1	$7.5	$137.5	$145.0
Provision for losses	5.8	35.6	41.4
Charge-offs	(1.4)	(57.5)	(58.9)
Recoveries		13.9	13.9
Currency translation	(.2)	(2.2)	(2.4)

Balance at December 31	$11.7	$127.3	$139.0

	2010			2009
	WHOLESALE	RETAIL	TOTAL	TOTAL
Balance at January 1	$10.5	$157.1	$167.6	$178.3
Provision for losses	.2	60.8	61.0	90.8
Charge-offs	(2.9)	(94.9)	(97.8)	(115.2)
Recoveries	.3	14.2	14.5	7.0
Currency translation	(.6)	.3	(.3)	6.7

Balance at December 31	$7.5	$137.5	$145.0	$167.6

Finance Receivables Summary by those Evaluated Collectively and Individually

Information regarding finance receivables evaluated individually and collectively is as follows:

	WHOLESALE	WHOLESALE	WHOLESALE
At December 31, 2011	WHOLESALE	RETAIL	TOTAL
Recorded investment for impaired finance receivables evaluated individually	$18.4	$96.0	$114.4
Allowance for finance receivables evaluated individually	2.2	25.7	27.9

Recorded investment for finance receivables evaluated collectively	$1,498.7	$5,674.6	$7,173.3
Allowance for finance receivables evaluated collectively	9.5	101.6	111.1

At December 31, 2010	WHOLESALE	RETAIL	TOTAL
Recorded investment for impaired finance receivables evaluated individually	$3.4	$150.0	$153.4
Allowance for finance receivables evaluated individually	1.3	33.6	34.9

Recorded investment for finance receivables evaluated collectively	$980.0	$4,973.2	$5,953.2
Allowance for finance receivables evaluated collectively	6.2	103.9	110.1

Summary of All Impaired Loans Have Specific Reserve

All impaired loans have a specific reserve and are summarized as follows:

	2011
At December 31,	WHOLESALE	FLEET	OWNER / OPERATOR	TOTAL
Impaired loans with specific reserve	$18.4	$27.9	$11.5	$57.8
Associated allowance	(2.2)	(6.0)	(2.6)	(10.8)

Net carrying amount of impaired loans	$16.2	$21.9	$8.9	$47.0
Unpaid principal balance	18.4	27.9	11.5	57.8
Average recorded investment	14.4	28.7	13.6	56.7
Interest income recognized	.4	2.7	2.0	5.1

	2010
At December 31,	WHOLESALE	FLEET	OWNER / OPERATOR	TOTAL
Impaired loans with specific reserve	$3.4	$21.5	$17.8	$42.7
Associated allowance	(1.3)	(4.4)	(3.8)	(9.5)

Net carrying amount of impaired loans	$2.1	$17.1	$14.0	$33.2

Unpaid principal balance	3.4	21.5	17.8	42.7

Average recorded investment	7.8	31.7	18.8	58.3

Interest income recognized	.1	1.7	.2	2.0

Finance Receivables by Credit Quality Indicator and Portfolio Class

The table below summarizes the Company’s finance receivables by credit quality indicator and portfolio class.

	00000000000	00000000000	00000000000	00000000000
At December 31, 2011	WHOLESALE	FLEET	OWNER / OPERATOR	TOTAL
Performing	$1,451.9	$4,262.8	$1,361.0	$7,075.7
Watch	46.7	37.2	13.7	97.6
At-risk	18.4	76.5	19.5	114.4

	$1,517.0	$4,376.5	$1,394.2	$7,287.7

	00000000000	00000000000	00000000000	00000000000
At December 31, 2010	WHOLESALE	FLEET	OWNER / OPERATOR	TOTAL
Performing	$966.2	$3,544.0	$1,359.4	$5,869.6
Watch	13.8	46.6	23.2	83.6
At-risk	3.4	115.1	34.9	153.4

	$983.4	$3,705.7	$1,417.5	$6,106.6

Financing Receivables by Aging Category

The table below summarizes the Company’s financing receivables by aging category.

	WHOLESALE	WHOLESALE	WHOLESALE	WHOLESALE
At December 31, 2011	WHOLESALE	FLEET	OWNER / OPERATOR	TOTAL
Current and up to 30 days past-due	$1,490.0	$4,321.8	$1,365.2	$7,177.0
31 - 60 days past-due	9.1	8.7	11.9	29.7
Greater than 60 days past-due	17.9	46.0	17.1	81.0

	$1,517.0	$4,376.5	$1,394.2	$7,287.7

	WHOLESALE	WHOLESALE	WHOLESALE	WHOLESALE
At December 31, 2010	WHOLESALE	FLEET	OWNER / OPERATOR	TOTAL
Current and up to 30 days past-due	$966.2	$3,581.1	$1,359.5	$5,906.8
31 - 60 days past-due	7.7	48.5	19.7	75.9
Greater than 60 days past-due	9.5	76.1	38.3	123.9

	$983.4	$3,705.7	$1,417.5	$6,106.6

Pre- and Post-Modification Recorded Investment Balances by Portfolio Class

At modification date, the pre- and post-modification recorded investment balances by portfolio class are as follows:

	FLEET	OWNER / OPERATOR	TOTAL
Pre-Modification Recorded Investment	$27.7	$5.6	$33.3
Post-Modification Recorded Investment	$27.5	$5.6	$33.1